RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

The Company’s related parties consist of the key management personnel, Company’s Directors and Officers.

Key management of the Company consists of the members of the Board of Directors, Officers and Vice Presidents of the Company. The compensation paid or payable to key management for services during the year ended December 31, 2024 and 2023 is as follows:

	Year ended December 31,
Service or Item	2024	2023
Directors’ fees	$305	$305
Salaries and consultants’ fees	1,715	2,084
Share-based payments (non-cash)	1,708	1,827
Total	$3,728	$4,216